Leases (Details)					6 Months Ended
	Feb. 15, 2022 CNY (¥) ft²	Feb. 15, 2022 USD ($) ft²	Oct. 08, 2021 CNY (¥) ft²	Oct. 08, 2021 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Oct. 08, 2021 USD ($) ft²
Tahe Forestry Bureau
Lessee, Lease, Description [Line Items]
Annual rent					¥ 126,440	$ 19,295
Hangzhou Nongyuan Network Technology Co., Ltd
Lessee, Lease, Description [Line Items]
Annual rent			¥ 454,043	$ 71,624
Area of office space leased			27,147				27,147
Lease term			5 years				5 years
Prepaid Rent			¥ 2,270,214				$ 358,120
Third Party
Lessee, Lease, Description [Line Items]
Annual rent	¥ 283,258	$ 44,683
Area of office space leased	1,012	1,012
Lease term	16 months	16 months